Use of Derivative Financial Instruments (Predecessor)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Use of Derivative Financial Instruments

6.             Use of Derivative Financial Instruments

The Company’s use of derivative instruments is limited to the utilization of interest rate swaps to manage interest rate risk exposures and not for speculative purposes. The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company’s operating and financial structure, as well as to hedge specific transactions.

STAG Predecessor Group entered into an interest rate swap to hedge against interest rate risk on its variable rate loan with Anglo Irish, which is part of the debt contributed to the Company.  In connection with the Formation Transactions, the Company assumed and terminated an interest rate swap for $0.3 million with Citizens Bank, N.A. with a notional amount of $45.0 million.  The Company also assumed a swap with Bank of America with a notional amount of $31.0 million and terms to receive LIBOR and pay 1.67%, with an expiration date of August 1, 2011.  This swap was secured under our credit facility.  A summary of the fair values of interest rate swaps outstanding as of June 30, 2011 and December 31, 2010 is as follows (in thousands):

	Notional Amount June 30, 2011	Fair Value June 30, 2011	Fair Value December 31, 2010
Anglo Irish Master Loan Swap	$141,000	$(1,816)	$(3,277)
Bank of America	31,000	(77)	—

The Company adopted the fair value measurement provisions for its interest rate swaps recorded at fair value. The guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.  As of June 30, 2011 and December 31, 2010, the Company applied the provisions of this standard to the valuation of its interest rate swaps, which are the only financial instruments measured at fair value on a recurring basis.

The Company recognized gains relating to the change in fair market value of its interest rate swaps of $177, $762, and $500 for the period April 1 to April 19, 2011, the period January 1 to April 19, 2011, and the period April 20 to June 30, 2011, respectively. The Company recognized losses relating to the change in fair market value of its interest rate swaps of $346 and $935 for the three and six months ended June 30, 2010, respectively.

The following sets forth the Company’s financial instruments that are accounted for at fair value on a recurring basis as of June 30, 2011 and December 31, 2010 (in thousands):

		Fair Market Measurements as of June 30, 2011 Using:
	June 30, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swaps	$(1,893)	—	$(1,893)	—

		Fair Market Measurements as of December 31, 2010 Using:
	December 31, 2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap	$(3,277)	—	$(3,277)	—

5. Use of Derivative Financial Instruments

        STAG Predecessor Group's use of derivative instruments is limited to the utilization of interest rate agreements to manage interest rate risk exposures and not for speculative purposes. The principal objective of such arrangements is to minimize the risks and/or costs associated with STAG Predecessor Group's operating and financial structure, as well as to hedge specific transactions.

        A summary of the fair values of interest rate swaps outstanding as of December 31, 2010 and 2009 is as follows:

	Notional Amount	Fair Value December 31, 2010	Fair Value December 31, 2009
Anglo Master Loan Swap	$157,815	$(3,277)	$(2,995)

        STAG Predecessor Group adopted the fair value measurement provisions as of January 1, 2008 for its interest rate swaps recorded at fair value. The new guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. As of December 31, 2010 and 2009, STAG Predecessor Group applied the provisions of this standard to the valuation of its interest rate swaps, which are the only financial instruments measured at fair value on a recurring basis.

        During the years ended December 31, 2010, 2009 and 2008, STAG Predecessor Group recognized losses relating to the change in fair market value of its interest rate swaps of $282, $1,720 and $1,275, respectively.

        The following sets forth STAG Predecessor Group's financial instruments that are accounted for at fair value on a recurring basis as of December 31, 2010 and 2009:

		Fair Value Measurements as of December 31, 2010 Using:
	December 31, 2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap	$3,277	—	$3,277	—

		Fair Value Measurements as of December 31, 2009 Using:
	December 31, 2009	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap	$2,995	—	$2,995	—